Acquisition of businesses	6 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Acquisition of businesses	Acquisition of businesses
Fair value of assets and liabilities acquired and cash consideration paid in respect of acquisition of subsidiaries in the six months ended 31 December 2022 were as follows:

Acquisitions
£ million
Brands	45
Property, plant and equipment	24
Inventories	24
Other working capital	1
Deferred tax	(3)
Cash	1
Fair value of assets and liabilities	92
Goodwill arising on acquisition	22
Step acquisition	(10)
Consideration payable	104
Satisfied by:
Cash consideration paid	(96)
Contingent consideration payable	(5)
Deferred consideration payable	(3)
(104)
Diageo completed two acquisitions in the six months ended 31 December 2022: (i) on 29 September 2022, the acquisition of that part of the entire issued share capital of Mr Black Spirits Pty Ltd, owner of the Mr Black Australian premium cold brew coffee liqueur, that it did not already own; and (ii) on 2 November 2022, the acquisition of the entire issued share capital of Balcones Distilling, a Texas craft distiller and one of the leading producers of American single malt whisky in the United States. The fair values of assets and liabilities acquired in respect of the two acquisitions are provisional and will be finalised in the year ending 30 June 2023.

Cash consideration paid in respect of the acquisition of businesses in the six months ended 31 December 2022 were as follows:

Consideration
£ million
Acquisitions in the year
Subsidiaries
Cash consideration paid	(96)
Cash acquired	1
Investments in associates
Cash consideration paid	(3)
Prior year acquisitions
Subsidiaries
Contingent consideration paid	(8)
Other consideration	(10)
Investments in associates
Capital injection	(28)
Net cash outflow on acquisition of businesses	(144)